CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income	$ 1,934	$ 2,916
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	288	231
Accretion of purchased loan discount	(155)	0
Amortization of purchased loan premium	11	0
Amortization of discounts and premiums on investment securities, net	216	139
Amortization (accretion) of deferred loan origination costs (fees)	(18)	10
Accretion of premiums on Federal Home Loan Bank advances	(56)	(84)
Accretion of premiums on deposits	(414)	(346)
Net gain on sale of loans	(55)	(200)
Valuation adjustment of REO	101	25
Net loss on real estate owned	7	0
Deferred gain on sale of real estate owned	(10)	(7)
ESOP compensation expense	155	146
Earnings on bank-owned life insurance	(91)	(90)
Provision for loan losses	580	662
Origination of loans held for sale	(1,420)	(4,126)
Proceeds from loans held for sale	1,671	4,611
Bargain purchase gain	0	(958)
Increase (decrease) in cash, due to changes in:
Accrued interest receivable	28	13
Prepaid expenses and other assets	51	449
Accrued interest payable	(4)	(46)
Accounts payable and other liabilities	(5)	102
Federal income tax (benefit)
Current	(223)	110
Deferred	(104)	213
Net cash provided by operating activities	2,487	3,770
Cash flows from investing activities:
Acquisition of CKF Bancorp, net	0	(3,352)
Purchase of U.S. Treasury notes	(10,000)	(14,000)
Investment securities maturities, prepayments and calls:
Held to maturity	13,000	17,163
Available for sale	27	26
Loans originated for investment, net of principal collected	13,794	15,592
Proceeds from sale of real estate owned	700	504
Proceeds from Federal Home Loan Bank stock repurchase	1,250	0
Additions to premises and equipment, net	(309)	(76)
Net cash provided by investing activities	18,462	15,857
Cash flows from financing activities:
Net change in deposits	(17,425)	(4,702)
Payments by borrowers for taxes and insurance, net	54	45
Proceeds from Federal Home Loan Bank advances	10,000	22,500
Repayments on Federal Home Loan Bank advances	(17,054)	(32,310)
Reissuance of treasury stock at less than cost	0	6,989
Treasury stock repurchases	(42)	(61)
Dividends paid on common stock	(1,511)	(1,283)
Net cash used in financing activities	(25,978)	(8,822)
Net increase (decrease) in cash and cash equivalents	(5,029)	10,805
Beginning cash and cash equivalents	16,540	5,735
Ending cash and cash equivalents	11,511	16,540
Supplemental disclosure of cash flow information:
Cash paid during the year for Federal income taxes	1,275	960
Cash paid during the year for Interest on deposits and borrowings	2,092	2,144
Supplemental disclosure of noncash investing activities:
Transfers from loans to real estate acquired through foreclosure	1,684	2,203
Loans disbursed upon sales of real estate acquired through foreclosure	$ 198	$ 2,563